John Hancock Managed Account Shares High Yield Municipal Bond Portfolio Expense Example - John Hancock Managed Account Shares High Yield Municipal Bond Portfolio - None or SAME	May 31, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 0
Expense Example, with Redemption, 3 Years	249
Expense Example, with Redemption, 5 Years	517
Expense Example, with Redemption, 10 Years	$ 1,284